CONTRIBUTED EQUITY, Movements in Issued Capital (Details)	6 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares	1,035,320,206
Number of ordinary shares, Closing balance (in shares) | shares	1,390,704,858
Issue Capital [Abstract]
Issued capital, Opening balance	$ 74,877,325
Issuance of shares	65,283,560		$ 14,557,710
Exercise of incentive options	132,895		0
Conversion of performance rights	0
Share issue costs	(4,407,319)		(689,009)
Issued capital, Closing balance	$ 136,239,389
Contributed Equity [Member]
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares	1,035,320,206
Issue of shares - exercise of incentive options (cashless) (in shares) | shares	4,384,652
Conversion of performance rights (in shares) | shares	500,000
Number of ordinary shares, Closing balance (in shares) | shares	1,390,704,858
Issue Capital [Abstract]
Issued capital, Opening balance	$ 74,877,325
Issuance of shares	65,283,560		14,557,710
Exercise of incentive options	455,464		706,570
Exercise of employee options (cashless)	298,999
Conversion of performance rights	30,359
Share issue costs	(4,407,319)		$ (689,009)
Issued capital, Closing balance	$ 136,239,389
Contributed Equity [Member] | Issue Price A$0.09 [Member]
Number of Ordinary Shares [Abstract]
Issuance of shares (in shares) | shares	120,000,000
Issue Price [Abstract]
Issuance of shares (in dollars per share) | $ / shares		$ 0.09
Issue Capital [Abstract]
Issuance of shares	$ 7,783,560
Contributed Equity [Member] | Issue Price US$0.25 [Member]
Number of Ordinary Shares [Abstract]
U.S public offering (in shares) | shares	230,000,000
Issue Price [Abstract]
U.S public offering (in dollars per share) | $ / shares	$ 0.25
Issue Capital [Abstract]
U.S public offering	$ 57,500,000
Contributed Equity [Member] | Issue Price A$0.35 [Member]
Number of Ordinary Shares [Abstract]
Exercise of incentive options (in shares) | shares	500,000
Issue Price [Abstract]
Exercise of incentive options (in dollars per share) | $ / shares		$ 0.35
Issue Capital [Abstract]
Exercise of incentive options	$ 156,465